Property, plant and equipment - Disclosure of analysis of property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	£ 47,043
Property, plant and equipment, ending balance	57,532	£ 47,043
Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	66,052	69,313
Exchange adjustments	1,872	(3,724)
Additions	5,920	4,510
Acquisition of WPD (note 37)	10,051
Disposals	(620)	(424)
Reclassifications	81	(63)
Reclassification to held for sale (note 10)	(10,016)	(3,560)
Property, plant and equipment, ending balance	73,340	66,052
Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(19,009)	(19,551)
Exchange adjustments	(394)	781
Disposals	428	387
Reclassifications	(41)	3
Reclassification to held for sale (note 10)	4,837	847
Depreciation charge for the year	(1,629)	(1,476)
Property, plant and equipment, ending balance	(15,808)	(19,009)
Land and buildings
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,876
Property, plant and equipment, ending balance	2,886	2,876
Land and buildings | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,752	3,897
Exchange adjustments	97	(213)
Additions	22	89
Acquisition of WPD (note 37)	200
Disposals	(165)	(6)
Reclassifications	62	96
Reclassification to held for sale (note 10)	(309)	(111)
Property, plant and equipment, ending balance	3,659	3,752
Land and buildings | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(876)	(847)
Exchange adjustments	(20)	37
Disposals	29	0
Reclassifications	15	2
Reclassification to held for sale (note 10)	193	22
Depreciation charge for the year	(114)	(90)
Property, plant and equipment, ending balance	(773)	(876)
Plant and machinery
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	38,579
Property, plant and equipment, ending balance	48,581	38,579
Plant and machinery | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	56,061	59,609
Exchange adjustments	1,627	(3,308)
Additions	926	328
Acquisition of WPD (note 37)	9,512
Disposals	(367)	(344)
Reclassifications	4,063	3,007
Reclassification to held for sale (note 10)	(8,800)	(3,231)
Property, plant and equipment, ending balance	63,022	56,061
Plant and machinery | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(17,482)	(18,042)
Exchange adjustments	(351)	698
Disposals	311	339
Reclassifications	(40)	(5)
Reclassification to held for sale (note 10)	4,421	798
Depreciation charge for the year	(1,300)	(1,270)
Property, plant and equipment, ending balance	(14,441)	(17,482)
Assets in the course of construction
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,221
Property, plant and equipment, ending balance	5,527	5,221
Assets in the course of construction | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,221	4,771
Exchange adjustments	111	(130)
Additions	4,843	4,023
Acquisition of WPD (note 37)	185
Disposals	0	(26)
Reclassifications	(4,133)	(3,243)
Reclassification to held for sale (note 10)	(640)	(174)
Property, plant and equipment, ending balance	5,587	5,221
Assets in the course of construction | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Exchange adjustments	0	0
Disposals	0	0
Reclassifications	(18)	0
Reclassification to held for sale (note 10)	6	0
Depreciation charge for the year	(48)	0
Property, plant and equipment, ending balance	(60)	0
Motor vehicles and office equipment
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	367
Property, plant and equipment, ending balance	538	367
Motor vehicles and office equipment | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,018	1,036
Exchange adjustments	37	(73)
Additions	129	70
Acquisition of WPD (note 37)	154
Disposals	(88)	(48)
Reclassifications	89	77
Reclassification to held for sale (note 10)	(267)	(44)
Property, plant and equipment, ending balance	1,072	1,018
Motor vehicles and office equipment | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(651)	(662)
Exchange adjustments	(23)	46
Disposals	88	48
Reclassifications	2	6
Reclassification to held for sale (note 10)	217	27
Depreciation charge for the year	(167)	(116)
Property, plant and equipment, ending balance	£ (534)	£ (651)